Shareholder Report, Holdings (Details) - C000264672	Aug. 31, 2026
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	13.50%
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	12.20%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
StateIllinois
Holdings [Line Items]
Percent of Net Asset Value	5.90%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
StatePuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
StateGeorgia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
StateAlabama
Holdings [Line Items]
Percent of Net Asset Value	4.20%
StateFlorida
Holdings [Line Items]
Percent of Net Asset Value	3.70%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Housing
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Education
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.50%
General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Electric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Industrial & Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	13.00%